S000014393 [Member] Investment Strategy - Domini Impact International Equity Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies:
Strategy Narrative [Text Block]	The Fund may invest in equity securities of companies of any market capitalization. Under normal circumstances, the Fund primarily invests in mid‑ and large-capitalization companies located in Europe, the Asia-Pacific region, and throughout the rest of the world. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in equity securities and related investments with similar economic characteristics, including derivative instruments such as futures and options. For purposes of the Fund’s investment policies, equity securities include common stocks, depositary receipts, warrants, rights, and preferred shares.
Under normal circumstances, the Fund’s investments will be tied economically to at least 10 different countries other than the U.S. and at least 40% of the Fund’s assets will be invested in companies tied economically to countries outside the U.S. The Fund will primarily invest in companies tied economically to developed market countries throughout the world, but may invest up to 10% of its assets in securities of issuers tied economically to emerging market countries.
Securities of foreign issuers may be purchased directly or through depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs), or other securities representing underlying shares of foreign companies.
The Fund may have significant exposure to securities of issuers tied economically to Japan, the U.K., and Germany. The Fund may invest in securities denominated in major reserve currencies, such as the yen, pound sterling, euro, and U.S. dollar, and currencies of other countries in which it can invest. To the extent that the Fund has significant exposure to securities of companies tied economically to a particular country or countries (including Japan, the U.K., and Germany), it generally will have corresponding exposure to the currency of such countries (including the yen, pound sterling, and euro). The Fund also may have significant exposure to securities of issuers in the financials, industrials, health care, consumer discretionary, and information technology.
Domini Impact Investments LLC (the “Adviser”), the Fund’s adviser, seeks to identify investment opportunities for the Fund that, in the Adviser’s view, create positive environmental and social outcomes for people and the planet, while also seeking competitive financial returns (“Impact Investing”). The Adviser identifies securities that are eligible for investment by the Fund based on the evaluation of environmental and social factors, including the core business in which a company engages and/or how a company treats its key stakeholders, such as its customers, employees, suppliers, ecosystems, local, national, and global communities, and/or investors (“environmental and social factors”).
Wellington Management Company LLP (the “Subadviser”), the Fund’s subadviser uses a proprietary quantitative model to select investments to buy and sell from among those which the Adviser has notified the Subadviser are eligible for investment, seeking to build the most attractive portfolio by purchasing the most attractive stocks (as determined by the Subadviser’s model) and selling the least attractive stocks (as determined by the Subadviser’s model). The Fund also will sell securities that the Adviser determines are no longer eligible for investment based on the Adviser’s ongoing evaluation of environmental and social factors.